Cost of sales - Narrative (Details) R in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 ZAR (R)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 ZAR (R)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 ZAR (R)
Disclosure of performance obligations [line items]
Cost of providing defined contribution retirement benefits | R	R 1,774		R 1,752		R 1,506
Forecast
Disclosure of performance obligations [line items]
Tax credits | $		$ 90		$ 120